Acquisition of Trend Discovery Holdings, Inc. (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Business Combinations [Abstract]
Schedule of fair values at effective date of acquisition the purchase price
Cash	$3
Receivables	10
Other assets	1
Goodwill	3,223
$3,237

Identifiable intangible assets	$1,435
Goodwill	65
$1,500

Schedule of unaudited pro forma results of operations
	Six Months Ended
	September 30,
	2019	2018
	(Unaudited)	(Unaudited)

Revenues	$90	$1,076
Net loss	$(6,033)	(6,550)
Net loss per share	$(0.10)	$(0.12)